Financial instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial instruments
Financial instruments

(a)	Fair value of financial instruments

2013	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,678	$26,321	$—	$—	$26,321
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	31,971	31,971	—	—	31,971
Energy contracts not designated as a cashflow hedge	3,737	3,737	—	—	3,737
Cross-currency swap designated as a foreign exchange hedge	109	109	—	109	—
Commodity contracts for regulated operations	482	482	—	482	—
Total derivative financial instruments	36,299	36,299	—	591	35,708
Total financial assets	$58,977	$62,620	$—	$591	$62,029
Long-term liabilities	$1,255,588	$1,261,340	$296,986	$964,354	$—
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	4,781	4,781	—	—	4,781
Cross-currency swap designated as a foreign exchange hedge	7,947	7,947	—	7,947	—
Interest rate swaps not designated as a hedge	3,180	3,180	—	3,180	—
Commodity contracts for regulated operations	313	313	—	313	—
Total derivative financial instruments	16,221	16,221	—	11,440	4,781
Total financial liabilities	$1,271,809	$1,277,561	$296,986	$975,794	$4,781

26.	Financial instruments

(a)Fair value of financial instruments

2012	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,757	$25,476	$—	$—	$25,476
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	12,695	12,695	—	—	12,695
Cross-currency swap designated as a foreign exchange hedge	408	408	—	408	—
Commodity contracts for regulatory operations	147	147	—	147	—
Total derivative financial instruments	13,250	13,250	—	555	12,695
Total financial assets	$36,007	$38,726	$—	$555	$38,171
Long-term liabilities	$770,826	$785,473	$293,348	$492,125	$—
Convertible debentures	960	1,319	1,319	—	—
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	9,012	9,012	—	—	9,012
Cross-currency swap designated as a foreign exchange hedge	2,078	2,078	—	2,078	—
Interest rate swaps not designated as a hedge	4,778	4,778	—	4,778	—
Energy derivative contracts	287	287	—		287
Commodity contracts for regulated operations	1,661	1,661	—	1,661	—
Total derivative financial instruments	17,816	17,816	—	8,517	9,299
Total financial liabilities	$789,602	$804,608	$294,667	$500,642	$9,299

26.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value (a level 2 measurement) at December 31, 2013 and 2012 due to the short-term maturity of these instruments.
Notes receivable fair values have been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management. Such estimate is significantly influenced by unobservable data and therefore this fair value is subject to estimation risk.
APUC has long-term liabilities at fixed interest rates and variable rates. The estimated fair value is calculated using current interest rates. The fair value of convertible debentures is determined using quoted market price.
The Company’s Level 2 fair value derivative instruments primarily consist of swaps, options, and forward physical deals where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace.
The Red Lily conversion option is measured at fair value on a recurring basis using unobservable inputs (Level 3). The fair value is based on an income approach using an option pricing model that includes various inputs such as energy yield function from wind, estimated cash flows and a discount rate of 8.5%. The Company used a discount rate believed to be most relevant given the business strategy. There was no change in fair value of $nil during the years ended December 31, 2013 or 2012.
The Company’s Level 3 instruments consist of energy contracts for energy sales. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from USD $21.5 to $181 as of December 31, 2013.  The processes and methods of measurement are developed using the market knowledge of the trading operations within the Company and are derived from observable energy curves adjusted to reflect the illiquid market of the hedges and, in some cases, the variability in deliverable energy.  Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. The change in the fair value of the energy contracts are detailed in notes 26(b)(ii) and 26(b)(iv).
Fair value estimates are made at a specific point in time, using available information about the financial instrument. These estimates are subjective in nature and often cannot be determined with precision.
The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There was no transfer into or out of level 1, level 2 or level 3 during the years ended December 31, 2013 or 2012.

(b)	Derivative instruments
Derivative instruments are recognized on the balance sheet as either assets or liabilities and measured at fair value each reporting period.
Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas service territories. The Company’s strategy is to minimize fluctuations in gas sales prices to regulated customers. The accounting for these derivative instruments is subject to current guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the accompanying balance sheets. Gains or losses on the settlement of these contracts are included in the calculation of deferred gas costs (note 7 (d)).

26.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(i)	Commodity derivatives – regulated accounting (continued)

The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2013
Financial contracts: Gas swaps	2,734,304
Gas options	2,082,104
4,816,408

The change in fair value of the derivative instruments is recorded as an offsetting adjustment to regulatory assets and liabilities. As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact. The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the accompanying balance sheets:

	2013	2012
Regulatory assets:
Gas swap contracts	$86	$1,555
Gas option contracts	$208	$106
Regulatory liabilities:
Gas swap contracts	$416	$90
Gas option contracts	$37	$57

(ii)	Cash flow hedges
APCo reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
Energy delivered less existing swap	December 2014	U.S. $	32.64	PJM Western HUB
Energy delivered less existing swap	December 2014	U.S. $	25.64	NI HUB
Energy delivered less existing swap	December 2014	U.S. $	27.39	ERCOT North HUB
147,199	December 2016		$67.36	AESO
1,029,732	December 2022	U.S. $	42.81	PJM Western HUB
4,395,665	December 2022	U.S. $	30.25	NI HUB
4,663,097	December 2027	U.S. $	36.46	ERCOT North HUB

As at December 31, 2013, an amount receivable under the derivatives for Sandy Ridge, Senate and Minonk Wind Facilities of $7,344 (2012 - $nil) was held as collateral by the counterparty.
The effects on the consolidated statements of operations of derivative financial instruments designated as cash flow hedge consist of the following:

	2013	2012
Gain on derivative instruments (ineffective portion)	$1,304	$105

26.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes changes in other comprehensive income attributable to derivative financial instruments designated as a hedge:

	2013	2012
Effective portion of cash flow hedge, gain	$17,338	$5,217
Gain (loss) realized on cash flow hedge	(30)	(49)
	$17,308	$5,168
Less noncontrolling interest	(9,064)	(1,572)
Change in fair value of cash flow hedge in other comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$8,244	$3,596

The Company expects $4,949 of unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The Company periodically uses a combination of foreign exchange forward contracts and spot purchases to manage its foreign exchange exposure on cash flows generated from the U.S. operations. APUC only enters into foreign exchange forward contracts with major Canadian financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.
Concurrent with its $150,000 debentures offering in December 2012, APCo entered into a cross currency swap, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. APCo designated the entire notional amount of the cross currency fixed for fixed interest rate swap and related short-term USD payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in APCo’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the USD accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in other comprehensive income) related to the net investment. A foreign currency loss of $5,771 was recorded in other comprehensive income in 2013.

(iv)	Other derivatives
APCo provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Assets are expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.
This risk is mitigated though the use of short term financial forward energy purchase contracts which are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Net Asset
19,440	February 2014	U.S. $	61.40	$1,833
69,154	March 2015	U.S. $	48.83	1,729

26.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
For derivatives that are not designated as cash flow hedges, and for the ineffective portion of gains and losses on derivatives that are accounted as hedges the changes in the fair value are immediately recognized in earnings.
The effects on the statement of operations of derivative financial instruments not designated as hedges consist of the following:

	2013	2012
Change in unrealized loss/(gain) on derivative financial instruments:
Interest rate swaps	$(1,598)	$(2,197)
Energy derivative contracts	(3,809)	(825)
Total change in unrealized loss/(gain) on derivative financial instruments	$(5,407)	$(3,022)
Realized loss/(gain) on derivative financial instruments:
Foreign exchange contracts	$—	$(187)
Interest rate swaps	2,024	2,094
Energy derivative contracts	(466)	987
Total realized loss on derivative financial instruments	$1,558	$2,894
Loss/(gain) on derivative financial instruments accounted for as hedges	$(3,849)	$(128)
Ineffective portion of derivatives financial instruments accounted for as hedges	$(1,351)	(105)
Gain on derivative financial instruments	$(5,200)	$(233)

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, foreign currency risk and interest rate risk, and how the Company manages those risks.
Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents accounts receivable and notes receivable. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders in Canada all of which have a credit rating of A or better. The Company does not consider the risk associated with accounts receivable to be significant as over 80% of revenue from power generation is earned from large utility customers having a credit rating of BBB or better, and revenue is generally invoiced and collected within 45 days.

26.	Financial instruments (continued)

(c)	Risk management (continued)
The remaining revenue is primarily earned by the Utility Services business unit which consists of water and wastewater utilities, electric utilities and gas utilities in the United States. In this regard, the credit risk related to Utility Services accounts receivable balances of U.S. $101,867 is spread over thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition the state regulators of the Company’s utilities allow for a reasonable bad debt expense to be incorporated in the rates and therefore ultimately recoverable from rate payers.
As at December 31, 2013 the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2013
	Canadian $	US $
Cash and cash equivalents and restricted cash	$3,465	$15,415
Accounts receivable	18,948	137,481
Allowance for Doubtful Accounts	—	(7,955)
Notes Receivable	20,529	2,021
	$42,942	$146,962

In addition, the Company continuously monitors the creditworthiness of the counterparties to its foreign exchange, interest rate, and energy derivative contracts prior to settlement, and assess each counterparty’s ability to perform on the transactions set forth in the contracts.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, to the extent possible, that it will always have sufficient liquidity to meet liabilities when due. As at December 31, 2013, in addition to cash on hand of $13,839 the Company had $202,665 available to be drawn on its senior debt facilities. The senior credit facilities contain covenants which may limit amounts available to be drawn.

26.	Financial instruments (continued)

(c)	Risk management (continued)
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long term debt obligations	$8,339	$147,076	$171,907	$928,266	$1,255,588
Advances in aid of construction	1,239		—	77,697	78,936
Interest on long term debt	54,804	103,605	89,966	168,448	416,823
Purchase Obligations	156,905		—	—	156,905
Environmental obligation	10,111	45,158	3,912	18,548	77,729
Derivative financial instruments:
Cross- currency swap	—	—	—	7,947	7,947
Interest rate swaps	1,936	1,244	—	—	3,180
Energy derivative and commodity contracts	240	72	—	4,465	4,777
Capital lease payments	125	3,919	—	—	4,044
Other obligations	7,326	—	—	13,809	21,135
Total obligations	$241,025	$301,074	$265,785	$1,219,180	$2,027,064

Foreign currency risk
The Company is exposed to currency fluctuations from its U.S. based operations. APUC manages this risk primarily through the use of natural hedges by using U.S. long term debt to finance its U.S. operations.
APCo designates the amounts drawn on its bank credit facility denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in APCo’s U.S. operations. The foreign currency transaction gain or loss on the outstanding U.S. dollar denominated balance of APCo’s facility that is designated a hedge of the net investment in its foreign operations is reported in the same manner as a translation adjustment (in other comprehensive income) related to the net investment, to the extent it is effective as a hedge. A foreign currency loss of $1,607 was recorded in other comprehensive income.
Interest rate risk
The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligations, including certain project specific debt and its revolving credit facility, its interest rate swaps as well as interest earned on its cash on hand. The Company does not currently hedge that risk.
APCo is party to an interest rate swap whereby, the Company pays a fixed interest rate of 4.47% on a notional amount of $62,706 and receives floating interest at 90 day CDOR, up to the expiry of the swap in September 2015. At December 31, 2013, the estimated fair value of the interest rate swap was a liability of $3,180 (2012 – liability of $4,778). This interest rate swap is not being accounted for as a hedge and consequently, changes in fair value are recorded in earnings as they occur.